Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Deferred Income [Abstract]
Disclosure of Deferred Revenue
	As at March 31
Particulars	2017	2018
Global Distribution System providers	1,809	91
Loyalty programme	1,032	937
Others	469	325
Total	3,310	1,353
Non-current	265	91
Current	3,045	1,262
Total	3,310	1,353